Earnings per Share - Computation of Earnings per Share in Euro (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Basic earnings per share	€ (0.53)	€ (1.08)	€ (4.52)
Diluted earnings per share	€ (0.53)	€ (1.08)	€ (4.52)